Annual Total Returns - Institutional	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lazard Developing Markets Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	33.66%	6.72%	9.64%	(22.61%)	(10.14%)	19.33%	28.17%	(20.58%)	41.15%	14.81%
Lazard Emerging Markets Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	41.33%	7.59%	22.39%	(14.86%)	5.38%	(0.04%)	18.04%	(18.09%)	28.02%	20.52%
Lazard Emerging Markets Equity Advantage Portfolio
Prospectus [Line Items]
Annual Return [Percent]	33.72%	11.41%	12.64%	(21.01%)	0.96%	17.40%	20.44%	(16.23%)	42.52%	9.83%
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	10.82%	10.81%	7.02%	(7.39%)	7.05%	9.87%	7.44%	(1.43%)	5.55%	4.27%
Lazard Equity Franchise Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.07%	(3.16%)	18.70%	(5.21%)	22.76%	1.15%	21.70%	(5.10%)
Lazard Global Listed Infrastructure Portfolio
Prospectus [Line Items]
Annual Return [Percent]	23.86%	6.71%	10.89%	(1.30%)	19.87%	(4.48%)	22.26%	(3.73%)	20.80%	9.30%
Lazard Global Small Cap Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	35.93%	(3.69%)	11.55%	(26.32%)	11.83%	13.44%	26.01%	(24.88%)	36.67%	(4.74%)
Lazard International Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	34.12%	5.90%	16.43%	(14.83%)	6.00%	8.76%	21.19%	(13.61%)	22.81%	(4.18%)
Lazard International Equity Select Portfolio
Prospectus [Line Items]
Annual Return [Percent]	24.69%	2.12%	12.06%	(15.55%)	3.24%	8.33%	20.32%	(14.90%)	28.31%	(0.63%)
Lazard International Quality Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	11.69%	5.61%	17.83%	(20.10%)	9.99%	23.95%	30.06%
Lazard International Strategic Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	25.54%	(1.36%)	17.06%	(16.88%)	5.99%	10.58%	21.55%	(10.35%)	27.85%	(5.17%)
Lazard Opportunistic Strategies Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.01%	12.29%	10.29%	(14.93%)	12.96%	9.47%	15.16%	(12.72%)	17.74%	5.36%
Lazard Real Assets Portfolio
Prospectus [Line Items]
Annual Return [Percent]	16.80%	5.90%	4.44%	(8.45%)	21.60%	0.61%	16.07%	(7.55%)	9.90%
Lazard US Convertibles Portfolio
Prospectus [Line Items]
Annual Return [Percent]	16.94%	5.25%	10.62%
Lazard US Equity Focus Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.18%	14.13%	19.77%	(16.94%)	27.36%	17.29%	31.67%	(3.12%)	18.17%	9.70%
Lazard US High Yield Portfolio
Prospectus [Line Items]
Annual Return [Percent]	10.46%	5.31%	10.65%	(10.11%)	2.86%	4.96%	13.34%	(2.73%)	5.09%	10.09%
Lazard US Short Duration Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.67%	4.21%	4.26%	(2.68%)	(0.39%)	2.46%	2.93%	1.08%	0.72%	1.00%
Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Annual Return [Percent]	2.46%	11.21%	10.07%	(15.23%)	19.91%	6.44%	30.00%	(13.27%)	14.20%	16.20%